Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
8	OTHER NON-CURRENT ASSETS
Other
non-current
assets consisted of the following:

		As of December 31,
	Note	2019	2020
Loans to an ex-management	22(b)	4,000	500
Loans to employees		2,900	2,550
Deposits for financing arrangements	9	2,864	1,700
School deposits	(i)	—	12,000
Rental deposits		—	1,150
Others		943	624

Other non-current assets		10,707	18,524

Note (i):
As of December 31, 2020, RMB20,000 deposits were paid by the Group for the establishment of a new school in Zhenxiong County in Yunnan Province, among which RMB12,000 is expected to be recovered after more than one year and RMB8,000 is expected to be recovered within one year (Note 4).